Key management personnel disclosures, Directors and Other Members (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2021 AUD ($) shares
Number of options [Abstract]
Outstanding at beginning of year (in shares) | shares	4,143,415	1,492,317	1,492,317
Granted during the year (in shares) | shares	5,126,484	2,693,944	2,693,944
Forfeited during the year (in shares) | shares	(259,352)	(42,846)	(42,846)
Outstanding at end of year (in shares) | shares	9,010,547	4,143,415	4,143,415
Exercisable at end of year (in shares) | shares	3,351,327	302,000	302,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 3.03	$ 1.53
Granted during the year (in dollars per share) | $ / shares	71.19	3.91
Forfeited during the year (in dollars per share) | $ / shares	8.01	4.57
Outstanding at end of year (in dollars per share) | $ / shares	41.67	3.03
Exercisable at end of year (in dollars per share) | $ / shares	$ 3.04	$ 2.01
2021 Executive Director Liquidity and Price Target Options [Member]
Number of options [Abstract]
Granted during the year (in shares) | shares	2,000,000
Weighted Average Exercise Price [Abstract]
Granted during the year (in dollars per share) | $ / shares	$ 3.86
Other key management personnel transactions [Abstract]
Proceeds from each executive director for options granted		$ 3,868	$ 5,005
Directors and Other Members of KMP [Member]
Number of options [Abstract]
Outstanding at beginning of year (in shares) | shares	2,136,171	0	0
Granted during the year (in shares) | shares	5,014,834	2,136,171	2,136,171
Forfeited during the year (in shares) | shares	(177,489)	0	0
Outstanding at end of year (in shares) | shares	6,973,516	2,136,171	2,136,171
Exercisable at end of year (in shares) | shares	2,035,278	0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 4.10	$ 0
Granted during the year (in dollars per share) | $ / shares	72.46	4.10
Forfeited during the year (in dollars per share) | $ / shares	7.90	0
Outstanding at end of year (in dollars per share) | $ / shares	53.16	4.10
Exercisable at end of year (in dollars per share) | $ / shares	$ 3.95	$ 0